SUPPLEMENT DATED MARCH 24, 2016 TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 21, 2016 OF

POWERSHARES EXCHANGE-TRADED FUND TRUST

PowerShares S&P 500® Quality Portfolio

and

STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 2, 2016 OF

POWERSHARES EXCHANGE-TRADED FUND TRUST II,

PowerShares DWA Tactical Multi-Asset Income Portfolio

and

STATEMENTS OF ADDITIONAL INFORMATION DATED FEBRUARY 29, 2016 OF:

POWERSHARES ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST,

POWERSHARES ACTIVELY MANAGED EXCHANGE-TRADED

COMMODITY FUND TRUST,

POWERSHARES INDIA EXCHANGE-TRADED FUND TRUST,

POWERSHARES EXCHANGE-TRADED FUND TRUST II,

EACH AS PREVIOUSLY SUPPLEMENTED MARCH 8, 2016

and

STATEMENTS OF ADDITIONAL INFORMATION DATED NOVEMBER 2, 2015 OF

POWERSHARES EXCHANGE-TRADED FUND TRUST II,

EACH AS PREVIOUSLY SUPPLEMENTED MARCH 8, 2016

PowerShares FTSE International Low Beta Equal Weight Portfolio

PowerShares Russell 1000 Low Beta Equal Weight Portfolio

and

STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 28, 2015 OF:

POWERSHARES EXCHANGE-TRADED FUND TRUST,

AS PREVIOUSLY SUPPLEMENTED MARCH 8, 2016, FEBRUARY 29, 2016,

DECEMBER 4, 2015 AND SEPTEMBER 29, 2015

Effective immediately, all references and biographical information relating to Andrew Schlossberg are hereby removed from the Statement of Additional Information for PowerShares Exchange-Traded Fund Trust, as well as from the Statements of Additional Information for

PowerShares FTSE International Low Beta Equal Weight Portfolio and PowerShares Russell 1000 Low Beta Equal Weight Portfolio, each a series of PowerShares Exchange-Traded Fund Trust II.

Effective immediately, the biographical information for Daniel E. Draper, as executive officer of the Trusts, shown under the section titled “Management” in each Statement of Additional Information for each Trust is hereby deleted and replaced with the following:

Name, Address and Year of Birth of Executive Officer	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Executive Officer	Other Directorships Held by Executive Officer During the Past 5 Years

Daniel E. Draper—1968 Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	President and Principal Executive Officer	Since 2015	President and Principal Executive Officer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (2015-Present); Chief Executive Officer (2016-Present) and Managing Director (2013-Present), Invesco PowerShares Capital Management LLC; Senior Vice President, Invesco Distributors, Inc. (2014-Present); formerly, Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust (2013-2015) and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (2014-2015); Managing Director, Credit Suisse Asset Management (2010-2013) and Lyxor Asset Management/Societe Generale (2007-2010).	124	None

*	This is the date the Officer began serving the Trust. Each Officer serves an indefinite term, until his successor is elected.

Please Retain This Supplement for Future Reference.

P-PS-SOAI-MULTI-SUP-2 032416